Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Schedule of property, plant and equipment
.	December 31, 2021	December 31, 2020
IT equipment	35,230	15,407
Furniture and fixtures	6,283	6,364
Vehicles	-	27
Hardware devices	-	291
Leasehold improvements (a)	16,051	16,460
Property, plant and equipment in progress	157	222
Total	57,721	38,771

Schedule of changes in the balances of property, plant and equipment

The changes in the balances are as follows:

.	IT equipment	Furniture and fixtures	Vehicles	Leasehold improvements	In progress	Hardware devices	Total
Cost:
Balance as of January 1, 2020	24,013	11,903	295	22,345	14	-	58,570
Exchange rate changes	1,285	760	69	1,155	-	-	3,269
Additions	11,315	1,365	-	461	5,998	487	19,626
Disposals	(1,761)	(1,091)	(278)	(1,352)	(103)	-	(4,585)
Transfers	-	4	-	5,683	(5,687)	-	-
Balance as of December 31, 2020	34,852	12,941	86	28,292	222	487	76,880
Exchange rate changes	386	176	-	375	37	-	974
Spin-off	(128)	(4)	-	-	(313)	(625)	(1,070)
Addition due to business combination (note 9)	7,379	1,018	-	752	-	-	9,149
Additions	22,527	301	-	1,052	1,724	138	25,742
Disposals	(1,376)	(563)	(86)	(909)	(160)	-	(3,094)
Transfers	-	-	-	1,353	(1,353)	-	-
Balance as of December 31, 2021	63,640	13,869	-	30,915	157	-	108,581

Depreciation:
Balance as of January 1, 2019	(15,151)	(5,340)	(159)	(7,194)	-	-	(27,844)
Effect of movements in exchange rates	(48)	(22)	(5)	(21)	-	-	(96)
Investment spin-off	575	80	-	361	-	-	1,016
Depreciation	(3,850)	(1,486)	(78)	(2,928)	-	-	(8,342)
Disposals	3,382	1,088	133	21	-	-	4,624
Balance as of December 31, 2019	(15,092)	(5,680)	(109)	(9,761)	-	-	(30,642)
Exchange rate changes	(565)	(207)	(28)	(154)	-	-	(954)
Additions	(5,386)	(1,616)	(50)	(3,245)	-	(196)	(10,493)
Disposals	1,598	926	128	1,328	-	-	3,980
Balance as of December 31, 2020	(19,445)	(6,577)	(59)	(11,832)	-	(196)	(38,109)
Exchange rate changes	(214)	(42)	-	57	-	-	(199)
Spin-off	10	2	-	-	-	280	292
Additions	(9,625)	(1,451)	(5)	(3,908)	-	(84)	(15,073)
Disposals	864	482	64	819	-	-	2,229
Balance as of December 31, 2021	(28,410)	(7,586)	-	(14,864)	-	-	(50,860)
Balance as of:
December 31, 2020	15,407	6,364	27	16,460	222	291	38,771
December 31, 2021	35,230	6,283	-	16,051	157	-	57,721